Deposit (Details) - Memorandum of Understanding [Member] ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 16, 2020 USD ($) m²	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 16, 2020 CNY (¥) m²
Deposit (Details) [Line Items]
Area of square meters | m²	39,000			39,000
Total price of MOU	$ 29.6			¥ 195
Deposit		$ 13.3	¥ 87	¥ 65
Second payment | $	$ 22.0